Share Purchase Warrants and Stock Options (Details) - Schedule of stock options outstanding - Spectrum Global Solutions, Inc. [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share Purchase Warrants and Stock Options (Details) - Schedule of stock options outstanding [Line Items]
Number of stock options | shares	5,000
Exercise price | $ / shares	$ 9
Issuance Date	Nov. 25, 2019
Expiry date	Nov. 25, 2021